Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and Confidential Information.

We design and assess our program based on the NIST Cybersecurity Framework (CSF). This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST CSF as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business or can affect us.

Our cybersecurity risk management program is integrated into our overall risk management program, and shares common methodologies, reporting channels and governance processes that apply across the risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Key elements of our cybersecurity risk management program include but are not limited to the following:

•	suppliers risk assessments and scan designed to identify material risks from cybersecurity threats from third parties to our critical systems and information;

•
an in-house security team principally responsible for managing (i) our cybersecurity risk assessment processes, (ii) our security controls, and (iii) our response to cybersecurity incidents from external entities;

•	the use and risks of external service providers, where appropriate, to assess, test or otherwise assist to minimize and mitigate the risk with aspects of our security processes from external entities;

•	cybersecurity awareness training of our employees, including related to risks from external contractors or entities, incident response personnel, and senior management to intervene in case needed;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents from external entities; and

•	a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, which have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Risk Factors – “We are subject to cybersecurity risks to operational systems, security systems, infrastructure, firmware and software in our LiDAR and customer data and other information processed by us or third-party vendors or suppliers, and any material failure, weakness, interruption, cyber event, or incident, or breach of security could prevent us from effectively operating our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and Confidential Information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, which have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Risk Factors – “We are subject to cybersecurity risks to operational systems, security systems, infrastructure, firmware and software in our LiDAR and customer data and other information processed by us or third-party vendors or suppliers, and any material failure, weakness, interruption, cyber event, or incident, or breach of security could prevent us from effectively operating our business.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and oversights cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.

The board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates the board of directors, where it deems appropriate, and the audit committee, where it deems appropriate, regarding cybersecurity incidents it considers to be significant or potentially significant.

Members of our board of directors receive presentations on cybersecurity topics from Chief Operation Officer, on a quarterly basis, as part of its continuing education on topics that impact public companies.

Our management team, including our Chief Information Security Officer (CISO) and Chief Information Officer (CIO), are responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes governance and risk compliance (GRC) and enterprise security operations management. Our CISO brings over 20 years of cybersecurity experience across diverse organizations, from start-ups to large corporations. His previous roles include Security Operations Manager at Teva Pharmaceuticals and Network Security Manager at Sheba Tel HaShomer Hospital. He holds a degree from the University of London and possesses relevant professional certifications. Additionally, our CIO has 20 years of experience in strategic planning, implementation, and management of information systems. Her expertise encompasses establishing and managing information systems domains, integrating ERP, Salesforce, Jira, ALM, and BI systems, and leading IT, cybersecurity, and information systems teams. She earned a BSc in Industrial Engineering & Management, specializing in Information Systems (Cum Laude), from the Technion – Israel Institute of Technology.

Our management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and oversights cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates the board of directors, where it deems appropriate, and the audit committee, where it deems appropriate, regarding cybersecurity incidents it considers to be significant or potentially significant.Members of our board of directors receive presentations on cybersecurity topics from Chief Operation Officer, on a quarterly basis, as part of its continuing education on topics that impact public companies.
Cybersecurity Risk Role of Management [Text Block]
Our management team, including our Chief Information Security Officer (CISO) and Chief Information Officer (CIO), are responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes governance and risk compliance (GRC) and enterprise security operations management. Our CISO brings over 20 years of cybersecurity experience across diverse organizations, from start-ups to large corporations. His previous roles include Security Operations Manager at Teva Pharmaceuticals and Network Security Manager at Sheba Tel HaShomer Hospital. He holds a degree from the University of London and possesses relevant professional certifications. Additionally, our CIO has 20 years of experience in strategic planning, implementation, and management of information systems. Her expertise encompasses establishing and managing information systems domains, integrating ERP, Salesforce, Jira, ALM, and BI systems, and leading IT, cybersecurity, and information systems teams. She earned a BSc in Industrial Engineering & Management, specializing in Information Systems (Cum Laude), from the Technion – Israel Institute of Technology.

Our management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including our Chief Information Security Officer (CISO) and Chief Information Officer (CIO), are responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team’s experience includes governance and risk compliance (GRC) and enterprise security operations management. Our CISO brings over 20 years of cybersecurity experience across diverse organizations, from start-ups to large corporations. His previous roles include Security Operations Manager at Teva Pharmaceuticals and Network Security Manager at Sheba Tel HaShomer Hospital. He holds a degree from the University of London and possesses relevant professional certifications. Additionally, our CIO has 20 years of experience in strategic planning, implementation, and management of information systems.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true